Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Schedule Of Depreciable Life
Depreciation is calculated using the straight line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7.0 - 20.0
Motor vehicles	15.0
Leasehold improvements	Over the shorter of the term of the lease or the life of the assets

Schedule Of Fair Value Assumptions
The fair value for options granted in 2011, 2012 and 2013 is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions:

	Year ended December 31,
Employee stock options	2011	2012	2013

Volatility	68%-70%	38%-51%	37%-47%
Risk-free interest rate	0.6%-2.1%	0.5%-0.9%	0.5%-1.5%
Dividend yield	0%	0%	0%
Expected term (years)	3.6-4.8	3.8-4.9	3.5-4.9